Capital commitments - Additional Information (Details) $ / shares in Units, $ in Millions	Oct. 05, 2021 GBP (£) shares	Oct. 05, 2021 USD ($) $ / shares shares	Sep. 03, 2021 GBP (£) leaseAgreement	Dec. 31, 2022 GBP (£)	Dec. 22, 2022 GBP (£)	Jul. 01, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments				£ 11,750,000			£ 3,133,000
Commitment costs incurred				6,459,000			793,000
Total minimum lease commitments				13,583,000			4,879,000
Vienna, Austria
Disclosure of attribution of expenses by nature to their function [line items]
Number of lease agreements not yet commenced | leaseAgreement			2
Lessee, operating lease, term of contract not yet commenced			7 years
Total minimum lease commitments			£ 3,224,000
Boston Mass United States of America
Disclosure of attribution of expenses by nature to their function [line items]
Total minimum lease commitments						£ 4,021,000
Miami, United States of America
Disclosure of attribution of expenses by nature to their function [line items]
Total minimum lease commitments					£ 2,966,000
Gates Foundation, Pandemic Preparedness Program
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments				£ 45,027,000			£ 51,069,230
Commitment | $		$ 70
Commitment, term	4 years	4 years
Gates Foundation, Pandemic Preparedness Program | Private Placement
Disclosure of attribution of expenses by nature to their function [line items]
Gross proceeds from issue of share capital relating to the Company's IPO and concurrent private placements	£ 25,743,000	$ 35
Gates Foundation, Pandemic Preparedness Program | Private Placement | American Depositary Shares
Disclosure of attribution of expenses by nature to their function [line items]
Stock issued during period, shares, new issues (in shares) | shares	1,590,909	1,590,909
Price per share (USD per share) | $ / shares		$ 22.00